SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Transaction cost				$ 1,113
Total	$ 18,656	$ 7,248		12,729	$ 16,567	$ 2,723
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation				3,178	1,222	137
Professional services				2,556	667	1,105
Transaction cost				2,544	7,278
Public company expenses				1,959	5,128
Wages and salaries related				1,217	1,348	935
Insurance				675	50	60
Travel expenses				350	611	223
Office and maintenance				170	170	145
Depreciation and amortization				27	30	35
Other				53	63	83
Total				$ 12,729	$ 16,567	$ 2,723

[1]	Reclassification ** The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E – 1.H)